Major customers representing at least 10% of net sales (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, Major Customer [Line Items]
NET SALES	$ 922,100	$ 539,521	$ 457,253
Net sales | Customers accounted for 10% or more | Intel
Revenue, Major Customer [Line Items]
NET SALES	$ 94,781		$ 75,608
Major customers, percentage of net sales	10.00%		16.00%
Net sales | Customers accounted for 10% or more | Micron
Revenue, Major Customer [Line Items]
NET SALES	$ 243,204	$ 127,708	$ 67,682
Major customers, percentage of net sales	26.00%	24.00%	15.00%